Jun. 26, 2024
Venerable US Large Cap Strategic Equity Fund
Investment Objective
The Venerable US Large Cap Strategic Equity Fund (the "Fund") seeks to provide long term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.60%	0.60%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.05%	0.75%
Less Waivers and Reimbursements[2]	(0.19%)	0.00%
Total Annual Operating Expenses Less Waivers and Reimbursements	0.86%	0.75%

[1]  Other Expenses are based on estimated amounts for the current fiscal year.

[2]  Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fees), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.86% for Class V shares and 0.75% for Class I shares. Termination or modification of these obligations prior to September 6, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$88	$295
Class I	$77	$240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies economically tied to the U.S. The Fund defines large capitalization companies as those companies included in the Russell 1000® Index or within the capitalization range of the Russell 1000® Index at the time of purchase. In determining if a security is economically tied to the

U.S., the Fund generally looks to the "country of risk" of the issuer as determined by a third party such as Bloomberg or based on a determination of the Fund's portfolio manager.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser, and FT has engaged certain money managers affiliated with FT to provide FT with their respective investment recommendations in the form of investment models on a non-discretionary basis, which FT utilizes in purchasing and selling securities for the Fund. The Fund's use of such investment models and the allocation of Fund assets may change at any time. FT also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. Derivatives that provide exposure to large capitalization companies economically tied to the U.S. may be used to satisfy the Fund's policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization companies economically tied to the U.S.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector.

The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties.

The Adviser has also engaged Russell Investment Management, LLC ("RIM") to provide certain non-discretionary investment advice, such as sub-adviser and money manager research, sub-adviser and money manager due diligence and assistance to the Adviser in overseeing the services provided by FT and the money managers.

Performance Information

The Fund is new and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.